STOCKHOLDERS' EQUITY (Details)	12 Months Ended									12 Months Ended															1 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2009 USD ($)	Dec. 31, 2009 RUB	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Dec. 31, 2011 Accumulated other comprehensive (loss) USD ($)	Dec. 31, 2010 Accumulated other comprehensive (loss) USD ($)	Dec. 31, 2009 Accumulated other comprehensive (loss) USD ($)	Dec. 31, 2011 Currency translation adjustment USD ($)	Dec. 31, 2010 Currency translation adjustment USD ($)	Dec. 31, 2009 Currency translation adjustment USD ($)	Dec. 31, 2011 Unrealized gains/loss on derivatives USD ($)	Dec. 31, 2010 Unrealized gains/loss on derivatives USD ($)	Dec. 31, 2009 Unrealized gains/loss on derivatives USD ($)	Dec. 31, 2011 Unrecognized actuarial losses USD ($)	Dec. 31, 2010 Unrecognized actuarial losses USD ($)	Dec. 31, 2009 Unrecognized actuarial losses USD ($)	Dec. 31, 2011 Comstar-UTS USD ($)	Dec. 31, 2010 Comstar-UTS USD ($)	Dec. 31, 2009 Comstar-UTS USD ($)	May 31, 2011 MGTS USD ($)	May 31, 2011 MGTS RUB	Jun. 30, 2010 MGTS USD ($)	Jun. 30, 2010 MGTS RUB	Dec. 31, 2011 MGTS USD ($)	Dec. 31, 2009 MGTS USD ($)	Dec. 31, 2010 MGTS USD ($)	Dec. 31, 2010 TS-Retail USD ($)	Dec. 31, 2009 Dagtelecom acquisition USD ($)	Dec. 31, 2011 Other subsidiaries USD ($)	Dec. 31, 2010 Other subsidiaries USD ($)	Dec. 31, 2009 Other subsidiaries USD ($)
Share capital
Increase in charter capital (in shares)	73,087,424	73,087,424
Shares issued	2,066,413,562	2,066,413,562	1,993,326,138	1,993,326,138
Shares issued									345,244,080
Outstanding common shares excluding treasury shares	1,988,916,837	1,988,916,837	1,916,869,262	1,916,869,262
Shares in treasury stock	77,496,725	77,496,725	76,456,876	76,456,876
Number of shares per ADS (in shares)							2	5	20
Number of ADSs initially issued by the entity including ADSs that were issued and repurchased (in shares)									17,262,204
Number of ADSs initially issued as recalculated under the current depository receipt ratio (in shares)									172,622,040
Number of ADSs that have been repurchased (in shares)	13,599,067	13,599,067
Noncontrolling interest
Net income attributable to the Group	$ 1,443,944,000		$ 1,380,631,000		$ 1,014,203,000
Transfers from the noncontrolling interest
(Decrease)/increase in own equity due to acquisition of noncontrolling interest																						(41,377,000)	(115,350,000)	45,284,000					(272,840,000)	269,281,000		(15,932,000)	(7,679,000)	(738,000)	(10,302,000)	(487,000)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest																						429,409,000
Increase in own equity due to exercise of put option	11,636,000																					11,636,000
Net transfers from the noncontrolling interest	126,090,000		(141,584,000)		306,399,000
Net income attributable to the Group and transfers from the noncontrolling interest:	1,570,034,000		1,239,047,000		1,320,602,000
Accumulated other comprehensive income, net of tax
Balance at beginning of period	(771,957,000)									(771,957,000)	(748,422,000)	(445,772,000)	(759,651,000)	(714,394,000)	(434,320,000)	(14,865,000)	(40,293,000)	(16,714,000)	2,559,000	6,265,000	5,262,000
Current-period change										(192,035,000)	(23,535,000)	(302,650,000)	(205,339,000)	(45,257,000)	(280,074,000)	7,364,000	25,428,000	(23,579,000)	5,940,000	(3,706,000)	1,003,000
Balance at end of period	(963,992,000)		(771,957,000)							(963,992,000)	(771,957,000)	(748,422,000)	(964,990,000)	(759,651,000)	(714,394,000)	(7,501,000)	(14,865,000)	(40,293,000)	8,499,000	2,559,000	6,265,000
Dividends
Dividend policy, minimum annual payments as a percentage of net income under U.S. GAAP	50.00%	50.00%
Net income available for distribution as calculated under Russian statutory accounting regulations	1,698,200,000	54,675,000,000	903,200,000	27,429,000,000	1,055,400,000	33,480,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of $40,006, $35,063 and $45,631, respectively)	1,066,753,000		991,211,000		1,265,544,000
Dividends declared on treasury shares	40,006,000		35,063,000		45,631,000
Dividends, U.S. Dollars per ADS (in dollars per unit)	$ 1.03		$ 0.99		$ 3.2
Dividends, U.S. Dollars per share (in dollars per unit)	$ 0.516		$ 0.497		$ 0.647
Dividends payable	200,000		600,000																										2,100,000		1,000,000
MGTS' preferred stock
Preferred shares outstanding (in shares)																													15,965,850
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares																													10.00%
Percentage of preferred shareholders required for approval																													75.00%
Dividend on preferred shares																									$ 623,900,000	18,961,700,000	$ 25,400,000	789,400,000